Equity (Details 2) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares
Number of Shares, Outstanding	40,026,431	21,251,983	19,556,983
Number of Shares, Granted	19,254,051	15,481,234	1,707,000
Number of Shares, Warrants issued related to reset provision		5,284,500
Number of Shares, Expired/Cancelled	(110,000)	(162,850)	(12,000)
Number of Shares, Exercised	(12,577)	(1,828,436)
Number of Shares, Outstanding	59,157,905	40,026,431	21,251,983	19,556,983
Number of Shares, Exercisable	57,220,405	38,826,431
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding	$ 1.83	$ 2.53	$ 3.60
Weighted Average Exercise Price, Granted		0.75	2.50
Weighted Average Exercise Price, Warrants issued related to reset provision		2.50
Weighted Average Exercise Price,Expired/Cancelled		3.00
Weighted Average Exercise Price, Exercised		2.41
Weighted Average Exercise Price, Outstanding	0.83	1.83	$ 2.53	$ 3.60
Weighted Average Exercise Price, Exercisable	$ 0.83	$ 1.88
Weighted Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term (in years), Outstanding	4 years 10 months 24 days	4 years 7 months 6 days	3 years 9 months 18 days	4 years 8 months 12 days
Weighted Average Remaining Contractual Term (in years), Exercisable	4 years 10 months 24 days	4 years 7 months 6 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding	$ 60,709,026
Aggregate Intrinsic Value, Outstanding		60,709,026
Aggregate Intrinsic Value, Exercisable	$ 60,709,026	$ 54,932,218